Taxation - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	£ (211)	£ (88)
Adoption of IFRS 9 (see Note 1)		68
Beginning Balance, After adoption of IFRS 9	(211)	(20)
Income statement (charge)/credit	(47)	(12)
Transfers/reclassifications	0	(9)
Credited/(charged) to other comprehensive income	113	(170)
Ending Balance	(145)	(211)
Fair Value of Financial Instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(51)	(41)
Beginning Balance, After adoption of IFRS 9	(51)	(41)
Income statement (charge)/credit	(1)	(10)
Transfers/reclassifications	0
Credited/(charged) to other comprehensive income	0
Ending Balance	(52)	(51)
Pension Remeasurement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(182)	(41)
Beginning Balance, After adoption of IFRS 9	(182)	(41)
Income statement (charge)/credit	(47)	(24)
Transfers/reclassifications	0
Credited/(charged) to other comprehensive income	131	(117)
Ending Balance	(98)	(182)
Cash Flow Hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(43)	3
Beginning Balance, After adoption of IFRS 9	(43)	3
Income statement (charge)/credit	0
Transfers/reclassifications	22
Credited/(charged) to other comprehensive income	(37)	(46)
Ending Balance	(58)	(43)
Available-for-Sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		(26)
Adoption of IFRS 9 (see Note 1)		26
Fair value reserve [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(12)
Adoption of IFRS 9 (see Note 1)		(26)
Beginning Balance, After adoption of IFRS 9	(12)	(26)
Income statement (charge)/credit	0
Transfers/reclassifications	4
Credited/(charged) to other comprehensive income		14
Ending Balance	(8)	(12)
Tax Losses Carried Forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	20	25
Beginning Balance, After adoption of IFRS 9	20	25
Income statement (charge)/credit	(7)	(5)
Transfers/reclassifications	0
Credited/(charged) to other comprehensive income	0
Ending Balance	13	20
Accelerated Tax Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(4)	(4)
Beginning Balance, After adoption of IFRS 9	(4)	(4)
Income statement (charge)/credit	22
Transfers/reclassifications	0
Credited/(charged) to other comprehensive income	0
Ending Balance	18	(4)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	61	(4)
Adoption of IFRS 9 (see Note 1)		68
Beginning Balance, After adoption of IFRS 9	61	64
Income statement (charge)/credit	(14)	27
Transfers/reclassifications	(26)	(9)
Credited/(charged) to other comprehensive income	19	(21)
Ending Balance	£ 40	£ 61